Business Combinations - Additional Information (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [abstract]
Cash flow effect pursuant to business combinations	kr 459	kr 25